UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: June 30
Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report June 30, 2026

Nuveen International Value Fund
Class A Shares/NAIGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$107	0.98%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 18.54% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2016 through June 30, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	18.54%	10.20%	8.84%

Class A Shares at maximum sales charge (Offering Price)	11.73%	8.90%	8.20%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

What did the Fund invest in? (as of June 30, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W506_AR_0626 5711584

3

Annual Shareholder Report June 30, 2026

Nuveen International Value Fund
Class C Shares/NCIGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$188	1.73%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 17.64% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2016 through June 30, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	17.64%	9.37%	8.19%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

What did the Fund invest in? (as of June 30, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W704_AR_0626 5711584

3

Annual Shareholder Report June 30, 2026

Nuveen International Value Fund
Class I Shares/NGRRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$80	0.73%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 18.80% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2016 through June 30, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	18.80%	10.47%	9.11%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

What did the Fund invest in? (as of June 30, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W803_AR_0626 5711584

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

June 30, 2026	$22,002	$0	$5,255	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

June 30, 2025	$20,135	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

June 30, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

June 30, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

June 30, 2026	$5,255	$0	$10,376,215	$10,381,470
June 30, 2025	$0	$0	$11,040,000	$11,040,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II and Shareholders of Nuveen Global
Equity Income Fund, Nuveen International Value Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value
Fund, Nuveen Small Cap Value Opportunities Fund and Nuveen Small/Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Global
Equity Income Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value Fund, Nuveen Small Cap Value
Opportunities Fund and Nuveen Small/Mid Cap Value Fund (constituting Nuveen Investment Trust) and Nuveen International Value
Fund (one of the funds constituting Nuveen Investment Trust II), (hereafter collectively referred to as the "Funds") as of June 30,
2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30,
2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
August 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments June 30, 2026
Global Equity Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
152899549 COMMON STOCKS - 93.0%
AUSTRALIA - 2.0%
76,464 BHP Group Ltd $ 3,186,479
TOTAL AUSTRALIA 3,186,479
BELGIUM - 1.3%
7,205 UCB S.A. 2,156,969
TOTAL BELGIUM 2,156,969
DENMARK - 1.0%
33,070 Novo Nordisk AS, Class B 1,588,250
TOTAL DENMARK 1,588,250
FINLAND - 1.5%
131,915 Nordea Bank Abp 2,503,339
TOTAL FINLAND 2,503,339
FRANCE - 1.8%
6,164 Airbus SE 1,371,439
17,117 Publicis Groupe S.A. 1,691,551
TOTAL FRANCE 3,062,990
GERMANY - 6.5%
5,523 Allianz SE 2,614,300
8,129 Deutsche Boerse AG. 2,217,182
63,490 Deutsche Post AG. 3,859,965
6,795 Siemens AG. 2,184,640
TOTAL GERMANY 10,876,087
HONG KONG - 3.9%
1,527,000 Hang Lung Properties Ltd 1,345,192
384,941 Prudential plc 5,112,789
TOTAL HONG KONG 6,457,981
ITALY - 1.5%
206,476 Enel SpA 2,368,360
TOTAL ITALY 2,368,360
JAPAN - 6.8%
97,250 Mitsubishi Electric Corp 3,566,594
74,960 Mitsui & Co Ltd 2,093,106
145,900 Sumitomo Mitsui Trust Group, Inc 5,447,898
TOTAL JAPAN 11,107,598
NETHERLANDS - 4.3%
19,852 Heineken NV 1,666,825
90,937 ING Groep NV 2,869,362
29,790 NN Group NV 2,611,656
TOTAL NETHERLANDS 7,147,843
NORWAY - 1.1%
123,754 Telenor ASA 1,772,826
TOTAL NORWAY 1,772,826
SINGAPORE - 1.7%
145,920 Oversea-Chinese Banking Corp Ltd 2,800,305
TOTAL SINGAPORE 2,800,305
SOUTH KOREA - 2.8%
32,378 Samsung Electronics Co Ltd 4,566,022
TOTAL SOUTH KOREA 4,566,022
SWITZERLAND - 1.5%
25,829 DSM-Firmenich AG. 2,451,620
TOTAL SWITZERLAND 2,451,620
UNITED KINGDOM - 3.2%
12,275 AstraZeneca PLC 2,291,794
178,024 National Grid plc 2,936,278
TOTAL UNITED KINGDOM 5,228,072

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES - 52.1%
18,907 Abbott Laboratories $ 1,715,621
52,100 Alliant Energy Corp 3,974,709
8,983 Alphabet, Inc, Class A 3,210,255
85,912 AT&T, Inc 1,778,378
10,390 Broadcom, Inc 3,924,823
10,780 Cheniere Energy, Inc 2,576,528
21,208 Chevron Corp 3,515,438
32,883 Cisco Systems, Inc 3,862,437
31,569 Coca-Cola Co 2,565,613
5,688 Eaton Corp PLC 2,423,770
6,912 Elevance Health, Inc 2,673,078
71,217 Enterprise Products Partners LP 2,617,937
28,074 Eversource Energy 2,028,908
42,941 Fifth Third Bancorp 2,420,584
5,574 General Dynamics Corp 1,974,534
32,569 General Motors Co 2,510,419
492,016 Haleon PLC 2,267,281
6,895 Home Depot, Inc 2,431,729
10,443 JPMorgan Chase & Co 3,418,307
3,909 Meta Platforms, Inc 2,201,901
26,010 Mondelez International, Inc, Class A 1,504,418
3,973 Regeneron Pharmaceuticals, Inc 2,477,324
5,511 Roche Holding AG. 2,265,496
31,358 Sanofi S.A. 2,681,221
62,687 Shell PLC 2,435,702
61,456 Smurfit Westrock PLC 2,842,955
8,102 Texas Instruments, Inc 2,414,963
25,072 T-Mobile US, Inc 4,205,327
4,551 Union Pacific Corp 1,237,872
21,909 Walmart, Inc 2,481,413
31,257 Walt Disney Co 3,008,486
48,129 Wells Fargo & Co 3,977,381
TOTAL UNITED STATES 85,624,808
TOTAL COMMON STOCKS
(Cost $96,879,984) 152,899,549
SHARES DESCRIPTION RATE VALUE
5379101 CONVERTIBLE PREFERRED SECURITIES - 3.3%
UNITED STATES - 3.3%
40,900 Alphabet, Inc 6.750% 2,081,401
49,000 Boeing Co 6.000 3,297,700
TOTAL UNITED STATES 5,379,101
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $4,892,191) 5,379,101
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
4328558 STRUCTURED NOTES - 2.6%
3,100 (a) JPMorgan Chase Bank,
Mandatory Exchangeable Notes,
Linked to Common Stock of
Amazon.com, Inc. (Cap 110.64%
of the Issue Price)
11.000% $238.3400 $263.7090 07/21/26 742,493
13,750 (a) Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
124.94% of the Issue Price)
11.000 $112.1500 $140.1202 08/26/26 1,256,407
16,850 (a) Nomura America Finance LLC,
Linked to Common Stock of
Netflix, Inc. (Cap 116.70% of the
Issue Price)
12.000 $76.1136 $88.8246 08/25/26 1,217,554

Portfolio of Investments June 30, 2026
(continued)
Global Equity Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
4,900 (a) Nomura America Finance LLC,
Linked to Common Stock of Take-
Two Interactive Software, Inc.
(Cap 114.40% of the Issue Price)
10.000% $208.7114 $238.7658 09/22/26 $ 1,112,104
TOTAL STRUCTURED NOTES
(Cost $4,586,144) 4,328,558
TOTAL LONG-TERM INVESTMENTS
(Cost $106,358,319) 162,607,208
OTHER ASSETS & LIABILITIES, NET -  1.1% 1,871,540
NET ASSETS - 100% $ 164,478,748
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,328,558 or 2.7% of Total Investments.
Summary of investments by industry group
(% of net assets)
Banks 14.2%
Capital Goods 10.3
Pharmaceuticals, Biotechnology & Life Sciences 9.6
Media & Entertainment 7.4
Utilities 6.9
Energy 6.8
Insurance 6.3
Materials 5.2
Technology Hardware & Equipment 5.1
Telecommunication Services 4.7
Semiconductors & Semiconductor Equipment 3.9
Other 18.5
Total 98.9%

Portfolio of Investments June 30, 2026
International Value
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
1206647205 COMMON STOCKS - 98.8%
BRAZIL - 1.2%
955,249 Vale S.A. (ADR), Sponsored ADR $ 14,366,945
TOTAL BRAZIL 14,366,945
CANADA - 2.2%
175,258 Agnico Eagle Mines Ltd 27,187,774
TOTAL CANADA 27,187,774
CHINA - 0.8%
848,100 Alibaba Group Holding Ltd 10,167,405
TOTAL CHINA 10,167,405
DENMARK - 1.5%
393,951 Novo Nordisk AS, Class B 18,920,252
TOTAL DENMARK 18,920,252
FRANCE - 14.4%
290,329 Accor S.A. 16,840,507
958,890 Alstom S.A. 16,752,306
153,676 Capgemini SE 15,427,923
227,623 Publicis Groupe S.A. 22,494,359
467,709 Societe Generale S.A. 41,396,970
224,645 Sodexo S.A. 12,993,633
617,014 Technip Energies NV 23,323,966
102,364 Thales S.A. 26,307,683
TOTAL FRANCE 175,537,347
GERMANY - 11.5%
51,336 Allianz SE 24,299,789
248,311 BASF SE 13,272,985
467,288 Deutsche Post AG. 28,409,443
233,087 Infineon Technologies AG. 21,957,236
76,768 Merck KGaA 12,869,744
124,604 Siemens AG. 40,061,056
TOTAL GERMANY 140,870,253
HONG KONG - 4.5%
10,529,000 Hang Lung Properties Ltd 9,275,395
1,959,381 Prudential plc 26,024,513
1,173,000 Techtronic Industries Co Ltd 19,520,544
TOTAL HONG KONG 54,820,452
JAPAN - 19.7%
769,500 FUJIFILM Holdings Corp 16,462,263
965,800 Japan Airlines Co Ltd 16,876,761
389,585 Komatsu Ltd 15,212,306
1,278,624 Mabuchi Motor Co Ltd 12,436,509
1,030,600 Mitsubishi Electric Corp 37,796,727
1,538,800 NIDEC CORP 25,292,831
848,700 Seven & i Holdings Co Ltd 10,177,928
52,800 SMC Corp 23,606,151
694,500 Sompo Holdings, Inc 26,384,250
1,171,700 Sumitomo Mitsui Trust Group, Inc 43,751,214
804,100 Toyota Motor Corp 13,470,681
TOTAL JAPAN 241,467,621
NETHERLANDS - 8.1%
201,840 Heineken NV 16,947,004
1,950,293 ING Groep NV 61,538,175
234,211 NN Group NV 20,533,015
TOTAL NETHERLANDS 99,018,194
SINGAPORE - 1.9%
1,208,832 Oversea-Chinese Banking Corp Ltd 23,198,318
TOTAL SINGAPORE 23,198,318

Portfolio of Investments June 30, 2026
(continued)
International Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOUTH AFRICA - 1.7%
417,226 Anglo American PLC $ 20,465,952
TOTAL SOUTH AFRICA 20,465,952
SOUTH KOREA - 0.8%
65,761 Hyundai Motor Co 9,342,477
TOTAL SOUTH KOREA 9,342,477
SWEDEN - 1.4%
5,355,345 (a),(b) Electrolux AB, Class B 16,961,019
TOTAL SWEDEN 16,961,019
SWITZERLAND - 6.7%
13,050 Barry Callebaut AG. 18,045,531
195,270 DSM-Firmenich AG. 18,534,511
901,570 UBS Group AG. 44,681,809
TOTAL SWITZERLAND 81,261,851
TAIWAN - 2.8%
431,000 Taiwan Semiconductor Manufacturing Co Ltd 34,001,698
TOTAL TAIWAN 34,001,698
UNITED KINGDOM - 11.9%
6,130,439 Barclays plc 41,080,070
587,933 Diageo plc 11,841,021
717,896 GSK plc 18,846,835
3,239,616 Melrose Industries plc 20,427,876
1,506,154 National Grid plc 24,842,085
4,653,450 Tesco plc 28,367,872
TOTAL UNITED KINGDOM 145,405,759
UNITED STATES - 7.7%
292,732 Axis Capital Holdings Ltd 31,451,126
57,977 Roche Holding AG. 23,833,548
987,498 Shell PLC 38,369,214
TOTAL UNITED STATES 93,653,888
TOTAL COMMON STOCKS
(Cost $1,024,711,241) 1,206,647,205
TOTAL LONG-TERM INVESTMENTS
(Cost $1,024,711,241) 1,206,647,205
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
8,239,900 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
3.660%(d) 8,239,900
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,239,900) 8,239,900
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
13872600 REPURCHASE AGREEMENTS - 1.1%
$ 422,600 (e) Fixed Income Clearing Corporation 1 .060 07/01/26 422,600
13,450,000 (f) Fixed Income Clearing Corporation 3 .610 07/01/26 13,450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,872,600) 13,872,600
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,872,600) 13,872,600
TOTAL INVESTMENTS (Cost $1,046,823,741) - 100.6% 1,228,759,705
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (7,823,958)
NET ASSETS - 100% $ 1,220,935,747
ADR American Depositary Receipt
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $5,531,829.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.

See Notes to Financial Statements
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $422,612 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $431,052.
(f) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $13,451,349 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $13,719,084.
Summary of investments by industry group
(% of net assets)
Capital Goods 19 .4%
Banks 17 .3
Insurance 10 .5
Materials 7 .7
Pharmaceuticals, Biotechnology & Life Sciences 6 .1
Energy 5 .1
Semiconductors & Semiconductor Equipment 4 .6
Food, Beverage & Tobacco 3 .8
Transportation 3 .7
Financial Services 3 .7
Consumer Staples Distribution & Retail 3 .2
Other 13.7
Total 98.8%

Portfolio of Investments June 30, 2026
Large Cap Value Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.6%
70466791 COMMON STOCKS - 96.6% 70466791
AUTOMOBILES & COMPONENTS - 2.2%
20,932 General Motors Co $ 1,613,439
TOTAL AUTOMOBILES & COMPONENTS 1,613,439
BANKS - 9.2%
17,049 Citigroup, Inc 2,386,177
13,618 Fifth Third Bancorp 767,647
4,962 JPMorgan Chase & Co 1,624,211
23,108 Wells Fargo & Co 1,909,645
TOTAL BANKS 6,687,680
CAPITAL GOODS - 12.9%
6,071 (a) Boeing Co 1,314,189
19,050 Carrier Global Corp 1,397,318
27,082 Flowserve Corp 2,008,401
4,584 General Dynamics Corp 1,623,837
1,069 Hubbell, Inc 559,301
4,177 nVent Electric plc 708,461
7,668 Regal Rexnord Corp 1,826,440
TOTAL CAPITAL GOODS 9,437,947
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
11,689 (a) Amazon.com, Inc 2,785,956
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,785,956
CONSUMER DURABLES & APPAREL - 0.6%
3,269 PulteGroup, Inc 448,539
TOTAL CONSUMER DURABLES & APPAREL 448,539
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
10,257 Target Corp 1,339,667
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,339,667
ENERGY - 8.1%
16,711 Baker Hughes Co 927,461
7,465 Cheniere Energy, Inc 1,784,209
5,800 Chevron Corp 961,408
56,392 Permian Resources Holdings, Inc, Class A 1,038,177
15,342 Shell plc (ADR), ADR 1,189,619
TOTAL ENERGY 5,900,874
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
5,362 Camden Property Trust 613,895
5,542 Simon Property Group, Inc 1,239,469
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,853,364
FINANCIAL SERVICES - 6.6%
8,821 Capital One Financial Corp 1,769,669
11,419 (a) Fiserv, Inc 560,102
6,881 KKR & Co, Inc 631,538
4,143 Morgan Stanley 866,053
5,841 State Street Corp 990,634
TOTAL FINANCIAL SERVICES 4,817,996
FOOD, BEVERAGE & TOBACCO - 2.6%
20,723 Mondelez International, Inc, Class A 1,198,618
4,208 Philip Morris International, Inc 761,269
TOTAL FOOD, BEVERAGE & TOBACCO 1,959,887
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
20,872 (a) Boston Scientific Corp 890,817
4,980 Quest Diagnostics, Inc 1,055,511
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,946,328
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
67,963 Kenvue, Inc 1,298,773
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,298,773

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 3.1%
10,745 American International Group, Inc $ 800,825
1,784 Aon plc, Class A 591,735
2,741 RenaissanceRe Holdings Ltd 868,623
TOTAL INSURANCE 2,261,183
MATERIALS - 3.9%
6,261 (a) DuPont de Nemours, Inc 849,242
10,222 Freeport-McMoRan, Inc 642,862
28,606 Smurfit Westrock plc 1,323,313
TOTAL MATERIALS 2,815,417
MEDIA & ENTERTAINMENT - 5.4%
4,857 Alphabet, Inc, Class A 1,735,746
59,490 (a) TripAdvisor, Inc 815,608
14,728 Walt Disney Co 1,417,570
TOTAL MEDIA & ENTERTAINMENT 3,968,924
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
5,689 AstraZeneca plc 1,078,748
8,347 Gilead Sciences, Inc 1,054,560
154,740 (b) Haleon plc (ADR), ADR 1,443,724
25,824 Novo Nordisk A.S. (ADR), Sponsored ADR 1,238,003
2,008 Regeneron Pharmaceuticals, Inc 1,252,068
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,067,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
17,918 (a) Intel Corp 2,501,891
4,905 Qnity Electronics, Inc 801,036
4,134 Texas Instruments, Inc 1,232,221
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,535,148
SOFTWARE & SERVICES - 4.1%
8,295 (a) Akamai Technologies, Inc 980,552
29,877 Gen Digital, Inc 743,639
3,435 Microsoft Corp 1,281,323
TOTAL SOFTWARE & SERVICES 3,005,514
TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
480 Seagate Technology Holdings plc 463,200
18,961 (a) Viasat, Inc 1,702,887
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,166,087
TELECOMMUNICATION SERVICES - 1.5%
52,086 AT&T, Inc 1,078,180
TOTAL TELECOMMUNICATION SERVICES 1,078,180
TRANSPORTATION - 1.4%
3,648 Union Pacific Corp 992,256
TOTAL TRANSPORTATION 992,256
UTILITIES - 4.8%
8,207 Alliant Energy Corp 626,112
5,024 Duke Energy Corp 635,938
16,204 Eversource Energy 1,171,063
9,845 Pinnacle West Capital Corp 1,053,416
TOTAL UTILITIES 3,486,529
TOTAL COMMON STOCKS
(Cost $54,844,412) 70,466,791
TOTAL LONG-TERM INVESTMENTS
(Cost $54,844,412) 70,466,791
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
38,284 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(d) 38,284
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $38,284) 38,284

Portfolio of Investments June 30, 2026
(continued)
Large Cap Value Opportunities

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%
2,075,000 REPURCHASE AGREEMENTS - 2.8% 2,075,000
$ 2,075,000 (e) Fixed Income Clearing Corporation 3.610% 07/01/26 $ 2,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,075,000) 2,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,075,000) 2,075,000
TOTAL INVESTMENTS - 99.5%
(Cost $56,957,696) 72,580,075
OTHER ASSETS & LIABILITIES, NET -  0.5% 386,053
NET ASSETS - 100% $ 72,966,128
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $34,605.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $2,075,208 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $2,116,577.

Portfolio of Investments June 30, 2026
Multi Cap Value
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
1225767191 COMMON STOCKS - 97.4% 1225767191
AUTOMOBILES & COMPONENTS - 2.3%
375,473 General Motors Co $ 28,941,459
TOTAL AUTOMOBILES & COMPONENTS 28,941,459
BANKS - 8.9%
296,230 Citigroup, Inc 41,460,351
85,182 JPMorgan Chase & Co 27,882,624
404,927 Wells Fargo & Co 33,463,167
109,928 Western Alliance Bancorp 9,036,082
TOTAL BANKS 111,842,224
CAPITAL GOODS - 13.2%
99,642 (a) Boeing Co 21,569,504
475,793 Flowserve Corp 35,284,809
80,350 General Dynamics Corp 28,463,184
18,384 Hubbell, Inc 9,618,509
71,792 nVent Electric plc 12,176,641
168,368 Regal Rexnord Corp 40,103,574
133,370 Timken Co 19,381,328
TOTAL CAPITAL GOODS 166,597,549
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.7%
192,785 (a) Amazon.com, Inc 45,948,377
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 45,948,377
CONSUMER DURABLES & APPAREL - 0.6%
58,916 PulteGroup, Inc 8,083,864
TOTAL CONSUMER DURABLES & APPAREL 8,083,864
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
176,132 Target Corp 23,004,601
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,004,601
ENERGY - 8.1%
273,102 Baker Hughes Co 15,157,161
130,938 Cheniere Energy, Inc 31,295,492
97,297 Chevron Corp 16,127,951
1,005,408 Permian Resources Holdings, Inc, Class A 18,509,561
274,584 Shell plc (ADR), ADR 21,291,243
TOTAL ENERGY 102,381,408
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.2%
99,231 Camden Property Trust 11,360,957
85,058 Simon Property Group, Inc 19,023,222
266,430 STAG Industrial, Inc 10,140,326
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 40,524,505
FINANCIAL SERVICES - 7.2%
154,581 Capital One Financial Corp 31,012,040
187,344 (a) Fiserv, Inc 9,189,223
71,428 Morgan Stanley 14,931,309
1,089,741 Perella Weinberg Partners 17,392,266
105,613 State Street Corp 17,911,965
TOTAL FINANCIAL SERVICES 90,436,803
FOOD, BEVERAGE & TOBACCO - 1.7%
370,941 Mondelez International, Inc, Class A 21,455,227
TOTAL FOOD, BEVERAGE & TOBACCO 21,455,227
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
343,753 (a) Boston Scientific Corp 14,671,378
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,671,378
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
1,154,485 Kenvue, Inc 22,062,208
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,062,208

Portfolio of Investments June 30, 2026
(continued)
Multi Cap Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 4.8%
25,593 Aon plc, Class A $ 8,488,942
29,034 Everest Group Ltd 10,371,816
2,661,392 (a) Genworth Financial, Inc 25,203,382
51,264 RenaissanceRe Holdings Ltd 16,245,562
TOTAL INSURANCE 60,309,702
MATERIALS - 3.7%
110,432 (a) DuPont de Nemours, Inc 14,978,996
108,679 Innospec, Inc 8,845,384
495,322 Smurfit Westrock plc 22,913,596
TOTAL MATERIALS 46,737,976
MEDIA & ENTERTAINMENT - 5.7%
81,131 Alphabet, Inc, Class A 28,993,785
1,413,693 (a) TripAdvisor, Inc 19,381,731
247,499 Walt Disney Co 23,821,779
TOTAL MEDIA & ENTERTAINMENT 72,197,295
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
86,963 AstraZeneca plc 16,489,924
146,336 Gilead Sciences, Inc 18,488,090
2,733,619 (b) Haleon plc (ADR), ADR 25,504,665
445,522 Novo Nordisk A.S. (ADR), Sponsored ADR 21,358,325
33,523 Regeneron Pharmaceuticals, Inc 20,902,932
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 102,743,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
314,853 (a) Intel Corp 43,962,924
259,133 Power Integrations, Inc 21,704,980
84,578 Qnity Electronics, Inc 13,812,433
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 79,480,337
SOFTWARE & SERVICES - 6.1%
145,168 (a) Akamai Technologies, Inc 17,160,309
264,477 (a) Docusign, Inc 11,748,068
625,635 Gen Digital, Inc 15,572,055
47,380 Microsoft Corp 17,673,688
402,641 (a) Teradata Corp 13,951,511
TOTAL SOFTWARE & SERVICES 76,105,631
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
364,118 (a) Viasat, Inc 32,701,438
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 32,701,438
TELECOMMUNICATION SERVICES - 1.4%
823,291 AT&T, Inc 17,042,124
TOTAL TELECOMMUNICATION SERVICES 17,042,124
UTILITIES - 5.0%
146,005 Alliant Energy Corp 11,138,721
91,826 Duke Energy Corp 11,623,335
289,246 Eversource Energy 20,903,809
176,012 Pinnacle West Capital Corp 18,833,284
TOTAL UTILITIES 62,499,149
TOTAL COMMON STOCKS
(Cost $932,675,251) 1,225,767,191
TOTAL LONG-TERM INVESTMENTS
(Cost $932,675,251) 1,225,767,191
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
10,181,727 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(d) 10,181,727
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,181,727) 10,181,727

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
28209431 REPURCHASE AGREEMENTS - 2.2% 28209431
$ 27,350,000 (e) Fixed Income Clearing Corporation 3.610% 07/01/26 $ 27,350,000
859,431 (f) Fixed Income Clearing Corporation 1.060 07/01/26 859,431
TOTAL REPURCHASE AGREEMENTS
(Cost $28,209,431) 28,209,431
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,209,431) 28,209,431
TOTAL INVESTMENTS - 100.4%
(Cost $971,066,409) 1,264,158,349
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (4,999,373)
NET ASSETS - 100% $ 1,259,158,976
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $9,708,220.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $27,352,743 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $27,897,166.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $859,456 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 11/15/52, valued at $876,645.

Portfolio of Investments June 30, 2026
Small Cap Value Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
313490841 COMMON STOCKS - 99.0% 313490841
BANKS - 16.4%
192,951 Atlantic Union Bankshares Corp $ 8,163,757
152,345 Glacier Bancorp, Inc 7,857,955
243,568 Home BancShares, Inc 6,953,867
236,333 Seacoast Banking Corp of Florida 7,858,072
44,445 UMB Financial Corp 6,344,968
589,390 Valley National Bancorp 8,634,564
39,020 Wintrust Financial Corp 6,271,294
TOTAL BANKS 52,084,477
CAPITAL GOODS - 13.4%
22,031 Alamo Group, Inc 3,623,879
61,252 Atkore, Inc 4,657,602
84,056 Douglas Dynamics, Inc 4,534,821
21,849 (a) Ducommun, Inc 4,046,653
43,448 Franklin Electric Co, Inc 4,657,191
216,651 (a) Gates Industrial Corp plc 6,059,729
119,086 Mueller Water Products, Inc, Class A 3,075,992
27,041 Primoris Services Corp 2,680,304
52,487 (a) Proto Labs, Inc 4,278,215
58,867 Tutor Perini Corp 4,884,195
TOTAL CAPITAL GOODS 42,498,581
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
57,100 Academy Sports & Outdoors, Inc 2,691,123
83,219 (a) GigaCloud Technology, Inc, Class A 2,629,721
35,862 Signet Jewelers Ltd 3,091,304
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,412,148
CONSUMER DURABLES & APPAREL - 1.5%
93,613 (a) YETI Holdings, Inc 4,639,460
TOTAL CONSUMER DURABLES & APPAREL 4,639,460
CONSUMER SERVICES - 1.1%
621,769 (a) Coursera, Inc 3,506,777
TOTAL CONSUMER SERVICES 3,506,777
ENERGY - 7.8%
172,745 Flowco Holdings, Inc, Class A 3,686,378
146,646 (a) Innovex International, Inc 3,636,821
189,525 Magnolia Oil & Gas Corp, Class A 4,848,049
191,350 Northern Oil & Gas, Inc 3,473,003
93,279 PBF Energy, Inc, Class A 4,246,060
185,606 SM Energy Co 4,844,317
TOTAL ENERGY 24,734,628
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
420,343 Americold Realty Trust, Inc 6,607,792
212,708 Broadstone Net Lease, Inc 4,396,674
163,437 Curbline Properties Corp 4,968,485
88,221 LXP Industrial Trust 4,753,347
235,541 Sabra Health Care REIT, Inc 4,595,405
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 25,321,703
FINANCIAL SERVICES - 7.1%
654,096 BGC Group, Inc, Class A 6,992,286
24,480 Federal Agricultural Mortgage Corp, Class C 4,878,130
112,344 Marex Group plc 6,847,367
236,098 Perella Weinberg Partners 3,768,124
TOTAL FINANCIAL SERVICES 22,485,907
HEALTH CARE EQUIPMENT & SERVICES - 6.6%
106,960 (a) Integra LifeSciences Holdings Corp 1,921,002
64,754 (a) LivaNova plc 5,324,721
104,994 (a) Omnicell, Inc 4,359,351
232,532 (a) Pediatrix Medical Group, Inc 5,890,035

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
86,265 (a) Sonida Senior Living, Inc $ 3,519,612
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,014,721
INSURANCE - 2.5%
840,209 (a) Genworth Financial, Inc 7,956,779
TOTAL INSURANCE 7,956,779
MATERIALS - 4.2%
270,781 (a),(b) Flotek Industries, Inc 6,368,769
177,209 Olin Corp 3,512,283
99,997 Worthington Steel, Inc 3,357,899
TOTAL MATERIALS 13,238,951
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
176,714 (a) 10X Genomics, Inc, Class A 6,775,215
124,051 (a) Alkermes plc 6,499,652
4,323 (a) Praxis Precision Medicines, Inc 1,447,297
60,869 (a) Prestige Consumer Healthcare, Inc 2,877,278
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,599,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
49,556 (a) Enphase Energy, Inc 2,440,138
622,066 (a),(b) indie Semiconductor, Inc, Class A 2,793,076
52,661 (a) MaxLinear, Inc 6,742,188
73,889 (a) Photronics, Inc 2,403,609
44,811 Power Integrations, Inc 3,753,369
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,132,380
SOFTWARE & SERVICES - 2.5%
243,961 Adeia, Inc 8,033,636
TOTAL SOFTWARE & SERVICES 8,033,636
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
345,021 (a) Arlo Technologies, Inc 4,650,883
112,210 (a) Knowles Corp 4,654,471
96,894 (a) NetScout Systems, Inc 4,219,734
44,113 Ralliant Corp 3,248,040
83,083 (a) Viasat, Inc 7,461,684
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,234,812
TELECOMMUNICATION SERVICES - 0.9%
354,399 (a) Lumen Technologies, Inc 2,721,784
TOTAL TELECOMMUNICATION SERVICES 2,721,784
UTILITIES - 5.3%
65,943 (b) H2O America 4,007,356
90,435 Northwest Natural Holding Co 4,436,741
42,249 Southwest Gas Holdings, Inc 3,746,642
59,981 Spire, Inc 4,683,916
TOTAL UTILITIES 16,874,655
TOTAL COMMON STOCKS
(Cost $250,984,783) 313,490,841
TOTAL LONG-TERM INVESTMENTS
(Cost $250,984,783) 313,490,841
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
5,476,939 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(d) 5,476,939
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,476,939) 5,476,939

Portfolio of Investments June 30, 2026
(continued)
Small Cap Value Opportunities

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
3256924 REPURCHASE AGREEMENTS - 1.0% 3256924
$ 3,150,000 (e) Fixed Income Clearing Corporation 3.610% 07/01/26 $ 3,150,000
106,924 (f) Fixed Income Clearing Corporation 1.060 07/01/26 106,924
TOTAL REPURCHASE AGREEMENTS
(Cost $3,256,924) 3,256,924
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,256,924) 3,256,924
TOTAL INVESTMENTS - 101.8%
(Cost $259,718,646) 322,224,704
OTHER ASSETS & LIABILITIES, NET -  (1.8)% (5,556,401)
NET ASSETS - 100% $ 316,668,303
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $5,710,081.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $3,150,316 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 4.250%–4.750% and maturity dates 8/15/35–11/15/43, valued at
$3,213,182.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $106,927 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $109,108.

Portfolio of Investments June 30, 2026
Small/Mid Cap Value
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.6%
126426993 COMMON STOCKS - 95.6% 126426993
BANKS - 7.9%
17,988 East West Bancorp, Inc $ 2,322,071
32,420 Pinnacle Financial Partners, Inc 3,270,530
12,786 Popular, Inc 2,099,205
28,932 SOUTHSTATE BANK CORP 2,890,307
TOTAL BANKS 10,582,113
CAPITAL GOODS - 18.8%
22,908 Donaldson Co, Inc 2,056,451
35,675 Flowserve Corp 2,645,657
19,231 Franklin Electric Co, Inc 2,061,371
91,375 (a) Gates Industrial Corp plc 2,555,759
10,013 IDEX Corp 2,272,450
8,637 ITT, Inc 1,708,053
15,536 nVent Electric plc 2,635,061
14,434 Regal Rexnord Corp 3,438,035
52,884 Sensata Technologies Holding plc 2,524,682
11,462 Timken Co 1,665,658
3,858 (a) Vicor Corp 1,465,191
TOTAL CAPITAL GOODS 25,028,368
COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
91,875 (a) Amentum Holdings, Inc 1,899,056
28,517 (a) Parsons Corp 1,494,006
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,393,062
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
19,429 Academy Sports & Outdoors, Inc 915,689
17,929 Signet Jewelers Ltd 1,545,480
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,461,169
CONSUMER DURABLES & APPAREL - 4.3%
28,290 (a),(b) Birkenstock Holding PLC 1,217,319
91,604 Levi Strauss & Co, Class A 2,274,527
43,707 (a) YETI Holdings, Inc 2,166,119
TOTAL CONSUMER DURABLES & APPAREL 5,657,965
CONSUMER SERVICES - 1.1%
262,275 (a) Coursera, Inc 1,479,231
TOTAL CONSUMER SERVICES 1,479,231
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
22,633 (a) BJ's Wholesale Club Holdings, Inc 1,974,050
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,974,050
ENERGY - 6.3%
53,021 (a) Antero Resources Corp 1,863,158
55,473 APA Corp 1,806,756
53,586 Flowco Holdings, Inc, Class A 1,143,525
112,166 Permian Resources Holdings, Inc, Class A 2,064,976
17,462 Weatherford International plc 1,423,153
TOTAL ENERGY 8,301,568
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.8%
84,370 Broadstone Net Lease, Inc 1,743,928
13,004 EastGroup Properties, Inc 2,633,700
25,163 First Industrial Realty Trust, Inc 1,542,744
26,724 LXP Industrial Trust 1,439,889
12,228 Mid-America Apartment Communities, Inc 1,698,958
50,735 Weyerhaeuser Co 1,214,596
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,273,815
FINANCIAL SERVICES - 4.9%
297,750 BGC Group, Inc, Class A 3,182,947
100,955 Perella Weinberg Partners 1,611,242
23,513 Stifel Financial Corp 1,640,502
TOTAL FINANCIAL SERVICES 6,434,691

Portfolio of Investments June 30, 2026
(continued)
Small/Mid Cap Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 5.3%
6,562 Everest Group Ltd $ 2,344,143
303,591 (a) Genworth Financial, Inc 2,875,007
19,871 Unum Group 1,776,467
TOTAL INSURANCE 6,995,617
MATERIALS - 3.4%
11,270 Avery Dennison Corp 1,829,685
24,422 Celanese Corp 1,123,412
21,244 Westlake Corp 1,550,812
TOTAL MATERIALS 4,503,909
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
55,767 (a) Alkermes plc 2,921,912
40,244 Bio-Techne Corp 2,843,239
39,334 Bruker Corp 2,367,120
2,994 (a) United Therapeutics Corp 1,622,239
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,754,510
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
24,711 (a) Zillow Group, Inc, Class A 775,184
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 775,184
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
16,833 (a) Ambarella, Inc 1,444,271
321,507 (a),(b) indie Semiconductor, Inc, Class A 1,443,566
33,777 (a) MaxLinear, Inc 4,324,469
29,010 Power Integrations, Inc 2,429,878
11,751 (a) Rambus, Inc 1,559,828
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,202,012
SOFTWARE & SERVICES - 3.1%
14,000 (a) Akamai Technologies, Inc 1,654,940
22,319 (a) Docusign, Inc 991,410
133,565 (a) UiPath, Inc, Class A 1,451,852
TOTAL SOFTWARE & SERVICES 4,098,202
TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
19,474 Ralliant Corp 1,433,871
40,993 (a) Viasat, Inc 3,681,581
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,115,452
TELECOMMUNICATION SERVICES - 0.8%
129,702 (a) Lumen Technologies, Inc 996,111
TOTAL TELECOMMUNICATION SERVICES 996,111
TRANSPORTATION - 1.9%
32,717 Knight-Swift Transportation Holdings, Inc 2,547,673
TOTAL TRANSPORTATION 2,547,673
UTILITIES - 3.7%
13,575 IDACORP, Inc 2,053,898
19,003 National Fuel Gas Co 1,467,221
38,540 UGI Corp 1,331,172
TOTAL UTILITIES 4,852,291
TOTAL COMMON STOCKS
(Cost $97,341,342) 126,426,993
TOTAL LONG-TERM INVESTMENTS
(Cost $97,341,342) 126,426,993
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
2,550,419 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(d) 2,550,419
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,550,419) 2,550,419

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.5%
5958814 REPURCHASE AGREEMENTS - 4.5% 5958814
$ 183,814 (e) Fixed Income Clearing Corporation 1 .060% 07/01/26 $ 183,814
5,775,000 (f) Fixed Income Clearing Corporation 3 .610 07/01/26 5,775,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,958,814) 5,958,814
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,958,814) 5,958,814
TOTAL INVESTMENTS - 102.0%
(Cost $105,850,575) 134,936,226
OTHER ASSETS & LIABILITIES, NET -  (2.0)% (2,690,452)
NET ASSETS - 100% $ 132,245,774
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,634,268.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $183,819 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $187,551.
(f) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $5,775,579 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/29, valued at $5,890,662.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026
Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
ASSETS
Long-term investments, at value
†‡
$ 162,607,208 $ 1,206,647,205 $ 70,466,791 $ 1,225,767,191 $ 313,490,841 $ 126,426,993
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 8,239,900 38,284 10,181,727 5,476,939 2,550,419
Short-term investments, at value
◊
– 13,872,600 2,075,000 28,209,431 3,256,924 5,958,814
Cash 2,663,009 – 66,238 – – –
Cash denominated in foreign currencies
^
– 84,512 – – – –
Receivables:
Dividends 146,251 1,330,370 48,578 758,443 474,281 129,903
Interest – 1,361 208 2,768 319 585
Investments sold – – 602,224 9,526,984 – –
Reclaims 185,785 555,684 3,774 – – –
Reimbursement from Adviser 87,968 65,107 13,235 230,474 280,018 29,536
Shares sold 33,440 599,648 47,663 583,859 124,877 71,504
Other 86,911 52,111 32,565 72,698 59,086 43,609
Total assets 165,810,572 1,231,448,498 73,394,560 1,275,333,575 323,163,285 135,211,363
LIABILITIES
Payables:
Management fees 95,439 692,049 38,265 681,590 200,180 79,311
Collateral from securities lending – 8,239,900 38,284 10,181,727 5,476,939 2,550,419
Dividends 70,140 – – – – –
Franchise tax expense 187,681 – – — – –
Interest 26 25 5 89 43 16
Investments purchased - regular settlement – – 268,959 4,788,144 – –
Shares redeemed 681,054 1,346,789 5,803 62,138 506,433 211,561
Accrued expenses:
Custodian fees 68,456 88,832 26,481 69,450 54,727 39,438
Trustees fees 54,641 39,329 12,476 27,402 21,763 2,892
Professional fees 60,236 32,911 19,635 26,985 22,144 20,355
Shareholder reporting expenses 12,344 16,721 6,901 44,772 38,464 15,047
Shareholder servicing agent fees 36,201 50,277 6,558 267,261 163,118 41,804
12b-1 distribution and service fees 22,578 5,918 5,065 25,041 11,085 4,746
Other 43,028 — — — 86 —
Total liabilities 1,331,824 10,512,751 428,432 16,174,599 6,494,982 2,965,589
Net assets $ 164,478,748 $ 1,220,935,747 $ 72,966,128 $ 1,259,158,976 $ 316,668,303 $ 132,245,774
NET ASSETS CONSIST OF:
Paid-in capital $ 315,048,970 $ 1,212,500,777 $ 54,435,791 $ 908,885,524 $ 216,746,991 $ 88,845,068
Total distributable earnings (loss) (150,570,222) 8,434,970 18,530,337 350,273,452 99,921,312 43,400,706
Net assets $ 164,478,748 $ 1,220,935,747 $ 72,966,128 $ 1,259,158,976 $ 316,668,303 $ 132,245,774
†
   Long-term investments, cost $ 106,358,319 $ 1,024,711,241 $ 54,844,412 $ 932,675,251 $ 250,984,783 $ 97,341,342
◊
   Short-term investments, cost $ — $ 13,872,600 $ 2,075,000 $ 28,209,431 $ 3,256,924 $ 5,958,814
‡ Includes securities loaned of $ — $ 5,531,829 $ 34,605 $ 9,708,220 $ 5,710,081 $ 2,634,268
^
   Cash denominated in foreign currencies, cost $ – $ 84,512 $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
CLASS A:
Net assets $ 106,950,987 $ 27,044,185 $ 14,227,842 $ 86,273,963 $ 26,269,408 $ 13,701,331
Shares outstanding 2,321,607 681,944 2,166,018 1,180,402 445,383 336,979
Net asset value ("NAV") per share $ 46.07 $ 39.66 $ 6.57 $ 73.09 $ 58.98 $ 40.66
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 48.88 $ 42.08 $ 6.97 $ 77.55 $ 62.58 $ 43.14
CLASS C:
Net assets $ 483,845 $ 443,347 $ 2,840,678 $ 9,602,961 $ 7,398,132 $ 2,598,290
Shares outstanding 10,534 11,936 603,323 143,056 163,968 82,444
NAV and offering price per share $ 45.93 $ 37.14 $ 4.71 $ 67.13 $ 45.12 $ 31.52
CLASS R6:
Net assets $ — $ — $ — $ — $ 22,827,816 $ 3,936,202
Shares outstanding — — — — 355,503 92,063
NAV and offering price per share $ — $ — $ — $ — $ 64.21 $ 42.76
CLASS I:
Net assets $ 57,043,916 $ 1,193,448,215 $ 55,897,608 $ 1,163,282,052 $ 260,172,947 $ 112,009,951
Shares outstanding 1,238,042 29,858,512 8,408,506 15,717,972 4,143,578 2,650,170
NAV and offering price per share $ 46.08 $ 39.97 $ 6.65 $ 74.01 $ 62.79 $ 42.27
Maximum sales charge 2.50 – – – – –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended June 30, 2026
Global Equity
Income International Value
Large Cap Value
Opportunities Multi Cap Value
INVESTMENT INCOME
Affiliated income $ 24,368 $ 348,857 $ 11,984 $ 618,460
Dividends 5,062,195 27,738,945 662,444 15,962,903
Interest 10,071 592,962 47,441 1,356,784
Securities lending income, net 2,176 34,817 696 11,555
Reclaims (187,681) — — —
Tax withheld — (1,613,178) — (5,441)
Total investment income 4,911,129 27,102,403 722,565 17,944,261
EXPENSES
– – – –
Management fees 1,088,354 6,387,785 229,456 6,085,592
12b-1 service fees - Class A 254,624 65,301 26,842 171,277
12b-1 distribution and service fees - Class C 4,777 4,130 19,290 76,348
Shareholder servicing agent fees - Class A 98,173 10,253 7,167 89,641
Shareholder servicing agent fees - Class C 464 164 1,291 10,070
Shareholder servicing agent fees - Class I 51,028 200,152 13,266 1,104,549
Interest expense 202 268 78 1,251
Trustees fees 7,358 44,993 1,417 42,006
Custodian expenses 31,735 45,813 18,546 47,829
Registration fees 50,580 45,940 42,960 61,941
Professional fees 81,949 86,964 34,163 50,019
Shareholder reporting expenses 27,478 33,712 19,329 94,887
Other 52,314 9,240 7,466 11,224
Total expenses before fee waiver/expense reimbursement 1,749,036 6,934,715 421,271 7,846,634
Fee waiver/expense reimbursement (167,057) — (114,543) (71,105)
Net expenses 1,581,979 6,934,715 306,728 7,775,529
Net investment income (loss) 3,329,150 20,167,688 415,837 10,168,732
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 13,432,445 7,061,493 2,925,043 51,377,749
Written options 98,173 — 13,064 424,574
Foreign currency transactions 144,393 (193,512) — —
Net realized gain (loss) 13,675,011 6,867,981 2,938,107 51,802,323
Change in unrealized appreciation (depreciation) on:
Investments 11,377,321 129,672,374 6,772,823 180,853,424
Written options (17,955) — — —
Foreign currency translations (6,363) (25,880) — —
Net change in unrealized appreciation (depreciation) 11,353,003 129,646,494 6,772,823 180,853,424
Net realized and unrealized gain (loss) 25,028,014 136,514,475 9,710,930 232,655,747
Net increase (decrease) in net assets from operations $ 28,357,164 $ 156,682,163 $ 10,126,767 $ 242,824,479

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended June 30, 2026
Small Cap Value
Opportunities
Small/Mid Cap
Value
INVESTMENT INCOME
Affiliated income $ 703,913 $ 137,732
Dividends 3,674,059 1,450,352
Interest 346,498 194,266
Securities lending income, net 7,173 14,546
Tax withheld — (5,231)
Total investment income 4,731,643 1,791,665
EXPENSES
– –
Management fees 2,166,299 814,024
12b-1 service fees - Class A 59,304 25,663
12b-1 distribution and service fees - Class C 53,153 15,720
Shareholder servicing agent fees - Class A 58,099 14,858
Shareholder servicing agent fees - Class C 12,723 2,250
Shareholder servicing agent fees - Class R6 801 167
Shareholder servicing agent fees - Class I 552,436 135,271
Interest expense 2,447 80
Trustees fees 12,618 5,181
Custodian expenses 38,672 27,420
Registration fees 66,304 58,268
Professional fees 38,607 34,855
Shareholder reporting expenses 63,416 32,801
Other 10,157 8,956
Total expenses before fee waiver/expense reimbursement 3,135,036 1,175,514
Fee waiver/expense reimbursement (492,233) (24,008)
Net expenses 2,642,803 1,151,506
Net investment income (loss) 2,088,840 640,159
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 48,095,011 19,400,755
Net realized gain (loss) 48,095,011 19,400,755
Change in unrealized appreciation (depreciation) on:
Investments 37,088,912 14,084,252
Net change in unrealized appreciation (depreciation) 37,088,912 14,084,252
Net realized and unrealized gain (loss) 85,183,923 33,485,007
Net increase (decrease) in net assets from operations $ 87,272,763 $ 34,125,166

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Year Ended
6/30/26
Year Ended
6/30/25
Year Ended
6/30/26
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 3,329,150 $ 2,810,524 $ 20,167,688 $ 2,740,964
Net realized gain (loss) 13,675,011 10,055,289 6,867,981 (1,668,664)
Net change in unrealized appreciation (depreciation) 11,353,003 11,385,521 129,646,494 22,720,884
Net increase (decrease) in net assets from operations 28,357,164 24,251,334 156,682,163 23,793,184
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,318,208) (1,788,319) (2,509) (442,383)
Class C (7,429) (9,023) — (5,497)
Class I (1,341,449) (996,128) (2,941,196) (2,037,864)
Total distributions (3,667,086) (2,793,470) (2,943,705) (2,485,744)
FUND SHARE TRANSACTIONS
Subscriptions 10,433,863 4,388,740 1,248,887,602 39,183,861
Reinvestments of distributions 3,479,301 2,640,465 2,937,840 2,398,425
Redemptions (16,711,340) (19,035,882) (322,601,622) (28,779,268)
Net increase (decrease) from Fund share transactions (2,798,176) (12,006,677) 929,223,820 12,803,018
Net increase (decrease) in net assets 21,891,902 9,451,187 1,082,962,278 34,110,458
Net assets at the beginning of period 142,586,846 133,135,659 137,973,469 103,863,011
Net assets at the end of period $ 164,478,748 $ 142,586,846 $ 1,220,935,747 $ 137,973,469

See Notes to Financial Statements

Large Cap Value Opportunities Multi Cap Value
Year Ended
6/30/26
Year Ended
6/30/25
Year Ended
6/30/26
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 415,837 $ 314,715 $ 10,168,732 $ 6,819,952
Net realized gain (loss) 2,938,107 1,752,309 51,802,323 16,636,120
Net change in unrealized appreciation (depreciation) 6,772,823 1,397,508 180,853,424 44,299,003
Net increase (decrease) in net assets from operations 10,126,767 3,464,532 242,824,479 67,755,075
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (679,044) (562,967) (1,065,259) (838,874)
Class C (144,077) (90,441) (112,570) (35,759)
Class I (1,083,973) (778,014) (14,691,536) (8,082,180)
Total distributions (1,907,094) (1,431,422) (15,869,365) (8,956,813)
FUND SHARE TRANSACTIONS
Subscriptions 46,336,455 1,814,812 561,783,331 129,058,573
Reinvestments of distributions 1,800,409 1,367,659 15,679,257 8,819,645
Redemptions (5,925,968) (4,303,428) (66,803,043) (157,281,164)
Net increase (decrease) from Fund share transactions 42,210,896 (1,120,957) 510,659,545 (19,402,946)
Net increase (decrease) in net assets 50,430,569 912,153 737,614,659 39,395,316
Net assets at the beginning of period 22,535,559 21,623,406 521,544,317 482,149,001
Net assets at the end of period $ 72,966,128 $ 22,535,559 $ 1,259,158,976 $ 521,544,317

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Small Cap Value Opportunities Small/Mid Cap Value
Year Ended
6/30/26
Year Ended
6/30/25
Year Ended
6/30/26
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 2,088,840 $ 2,021,044 $ 640,159 $ 851,543
Net realized gain (loss) 48,095,011 29,411,636 19,400,755 15,836,002
Net change in unrealized appreciation (depreciation) 37,088,912 (7,463,284) 14,084,252 (6,243,349)
Net increase (decrease) in net assets from operations 87,272,763 23,969,396 34,125,166 10,444,196
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,058,281) (4,997,460) (594,921) (696,792)
Class C (602,758) (431,089) (107,587) (50,568)
Class R6 (1,343,231) (1,380,064) (166,747) (2,563,053)
Class I (18,939,518) (43,085,559) (5,765,515) (7,734,130)
Total distributions (22,943,788) (49,894,172) (6,634,770) (11,044,543)
FUND SHARE TRANSACTIONS
Subscriptions 59,453,489 82,617,058 41,825,061 44,238,033
Reinvestments of distributions 21,515,674 47,655,601 6,583,620 10,992,363
Redemptions (64,840,796) (83,293,900) (34,782,668) (63,453,885)
Net increase (decrease) from Fund share transactions 16,128,367 46,978,759 13,626,013 (8,223,489)
Net increase (decrease) in net assets 80,457,342 21,053,983 41,116,409 (8,823,836)
Net assets at the beginning of period 236,210,961 215,156,978 91,129,365 99,953,201
Net assets at the end of period $ 316,668,303 $ 236,210,961 $ 132,245,774 $ 91,129,365

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
6/30/26
$ 39.15 $ 0.90 $ 7.02 $ 7.92 $ (1.00) $ — $ (1.00) $ 46.07
6/30/25
33.43 0.71 5.74 6.45 (0.73) — (0.73) 39.15
6/30/24
29.94 0.76 3.51 4.27 (0.78) — (0.78) 33.43
6/30/23
27.43 0.67 3.21 3.88 (1.37) — (1.37) 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
Class
C
6/30/26
39.04 0.58 6.98 7.56 (0.67) — (0.67) 45.93
6/30/25
33.36 0.39 5.77 6.16 (0.48) — (0.48) 39.04
6/30/24
29.89 0.48 3.54 4.02 (0.55) — (0.55) 33.36
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
Class
I
6/30/26
39.16 1.01 7.02 8.03 (1.11) — (1.11) 46.08
6/30/25
33.43 0.81 5.73 6.54 (0.81) — (0.81) 39.16
6/30/24
29.95 0.83 3.51 4.34 (0.86) — (0.86) 33.43
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
20.36% $ 106,951 1.21% 1.10% 2.07% 34%
19.41 94,747 1.24 1.11 2.01 30
14.40 89,171 1.27 1.11 2.45 27
14.46 86,807 1.28 1.11 2.35 29
(11.30) 86,811 1.26 1.10 2.33 59
19.44 484 1.96 1.86 1.35 34
18.52 530 1.99 1.86 1.11 30
13.51 1,003 2.02 1.86 1.55 27
13.61 1,879 2.03 1.86 1.62 29
(11.95) 1,649 2.01 1.85 1.37 59
20.65 57,044 0.96 0.85 2.32 34
19.73 47,310 0.99 0.86 2.26 30
14.64 42,961 1.02 0.86 2.67 27
14.79 44,020 1.03 0.86 2.55 29
(11.10) 52,423 1.01 0.85 2.61 59

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
6/30/26
$ 33.47 $ 0.74 $ 5.45 $ 6.19 $ (0.00)
(e)
$ — $ (0.00)
(e)
$ 39.66
6/30/25
27.95 0.63 5.51 6.14 (0.62) — (0.62) 33.47
6/30/24
26.11 0.60 1.74 2.34 (0.50) — (0.50) 27.95
6/30/23
23.20 0.58 3.45 4.03 (1.12) — (1.12) 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
Class
C
6/30/26
31.58 0.44 5.12 5.56 — — — 37.14
6/30/25
26.36 0.37 5.23 5.60 (0.38) — (0.38) 31.58
6/30/24
24.64 0.36 1.65 2.01 (0.29) — (0.29) 26.36
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
Class
I
6/30/26
33.73 0.82 5.51 6.33 (0.09) — (0.09) 39.97
6/30/25
28.16 0.74 5.52 6.26 (0.69) — (0.69) 33.73
6/30/24
26.31 0.68 1.73 2.41 (0.56) — (0.56) 28.16
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
18.54% $ 27,044 0.98% 0.98% 1.98% 38%
22.42 23,580 1.29 1.15 2.13 28
8.97 20,976 1.31 1.15 2.24 13
18.00 21,524 1.33 1.15 2.44 18
(12.90) 19,329 1.33 1.14 2.26 28
17.64 443 1.73 1.73 1.25 38
21.50 408 2.04 1.90 1.33 28
8.18 443 2.06 1.90 1.43 13
17.12 466 2.08 1.90 1.88 18
(13.58) 266 2.08 1.89 1.41 28
18.80 1,193,448 0.73 0.73 2.14 38
22.71 113,985 1.04 0.90 2.46 28
9.25 82,445 1.06 0.90 2.52 13
18.33 76,052 1.08 0.90 2.70 18
(12.71) 64,558 1.08 0.89 2.38 28

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value Opportunities
Class
A
6/30/26
$ 5.26 $ 0.06 $ 1.65 $ 1.71 $ (0.06) $ (0.34) $ (0.40) $ 6.57
6/30/25
4.79 0.07 0.72 0.79 (0.09) (0.23) (0.32) 5.26
6/30/24
4.22 0.06 0.60 0.66 (0.07) (0.02) (0.09) 4.79
6/30/23
3.80 0.06 0.54 0.60 (0.03) (0.15) (0.18) 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
Class
C
6/30/26
3.85 0.01 1.20 1.21 (0.01) (0.34) (0.35) 4.71
6/30/25
3.57 0.02 0.53 0.55 (0.04) (0.23) (0.27) 3.85
6/30/24
3.15 0.02 0.45 0.47 (0.03) (0.02) (0.05) 3.57
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
Class
I
6/30/26
5.31 0.08 1.67 1.75 (0.07) (0.34) (0.41) 6.65
6/30/25
4.84 0.08 0.72 0.80 (0.10) (0.23) (0.33) 5.31
6/30/24
4.27 0.07 0.60 0.67 (0.08) (0.02) (0.10) 4.84
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
33 .82% $ 14,228 1 .35% 1 .00% 1 .04% 29%
16 .97 9,028 1 .60 1 .00 1 .33 25
15 .77 8,842 1 .61 1 .00 1 .42 35
15 .95 7,320 1 .56 1 .00 1 .38 40
( 4 .84 ) 6,927 1 .80 0 .99 1 .26 35
33 .14 2,841 2 .10 1 .75 0 .29 29
15 .87 1,141 2 .35 1 .75 0 .58 25
14 .97 1,173 2 .36 1 .75 0 .67 35
14 .84 1,163 2 .31 1 .75 0 .62 40
( 5 .24 ) 951 2 .55 1 .74 0 .47 35
34 .38 55,898 1 .06 0 .74 1 .34 29
17 .09 12,367 1 .35 0 .75 1 .58 25
15 .87 11,608 1 .36 0 .75 1 .67 35
16 .35 11,449 1 .31 0 .75 1 .63 40
( 4 .55 ) 11,112 1 .55 0 .74 1 .50 35

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
6/30/26
$ 56.98 $ 0.60 $ 16.56 $ 17.16 $ (0.14) $ (0.91) $ (1.05) $ 73.09
6/30/25
50.93 0.63 6.31 6.94 (0.71) (0.18) (0.89) 56.98
6/30/24
44.63 0.60 6.19 6.79 (0.49) — (0.49) 50.93
6/30/23
37.48 0.43 7.19 7.62 (0.47) — (0.47) 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — (0.51) 37.48
Class
C
6/30/26
52.68 0.10 15.26 15.36 — (0.91) (0.91) 67.13
6/30/25
47.12 0.22 5.82 6.04 (0.30) (0.18) (0.48) 52.68
6/30/24
41.31 0.24 5.72 5.96 (0.15) — (0.15) 47.12
6/30/23
34.69 0.11 6.67 6.78 (0.16) — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — (0.47) 34.69
Class
I
6/30/26
57.68 0.77 16.76 17.53 (0.29) (0.91) (1.20) 74.01
6/30/25
51.54 0.78 6.39 7.17 (0.85) (0.18) (1.03) 57.68
6/30/24
45.16 0.74 6.25 6.99 (0.61) — (0.61) 51.54
6/30/23
37.92 0.54 7.28 7.82 (0.58) — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — (0.52) 37.92
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
30 .43% $ 86,274 1 .10% 1 .09% 0 .93% 28%
13 .69 55,239 1 .22 1 .15 1 .17 30
15 .32 49,371 1 .17 1 .16 1 .28 24
20 .46 44,442 1 .28 1 .23 1 .04 22
( 8 .49 ) 40,006 1 .35 1 .25 0 .62 34
29 .44 9,603 1 .85 1 .84 0 .17 28
12 .84 5,849 1 .97 1 .90 0 .44 30
14 .47 3,022 1 .92 1 .91 0 .56 24
19 .58 1,287 2 .03 1 .98 0 .30 22
( 9 .17 ) 1,168 2 .10 2 .00 ( 0 .13 ) 34
30 .74 1,163,282 0 .85 0 .84 1 .16 28
13 .98 460,456 0 .97 0 .90 1 .41 30
15 .60 429,756 0 .92 0 .91 1 .54 24
20 .78 74,697 1 .03 0 .98 1 .29 22
( 8 .26 ) 38,624 1 .10 1 .00 0 .87 34

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
6/30/26
$ 47.23 $ 0.28 $ 15.92 $ 16.20 $ (0.22) $ (4.23) $ (4.45) $ 58.98
6/30/25
53.74 0.35 5.93 6.28 (0.46) (12.33) (12.79) 47.23
6/30/24
45.69 0.23 8.14 8.37 (0.20) (0.12) (0.32) 53.74
6/30/23
41.31 0.20 6.94 7.14 — (2.76) (2.76) 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
Class
C
6/30/26
37.13 (0.08) 12.30 12.22 — (4.23) (4.23) 45.12
6/30/25
44.46 (0.01) 5.05 5.04 (0.04) (12.33) (12.37) 37.13
6/30/24
37.95 (0.11) 6.74 6.63 — (0.12) (0.12) 44.46
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
Class
R6
6/30/26
51.02 0.58 17.28 17.86 (0.44) (4.23) (4.67) 64.21
6/30/25
57.22 0.59 6.26 6.85 (0.72) (12.33) (13.05) 51.02
6/30/24
48.62 0.44 8.68 9.12 (0.40) (0.12) (0.52) 57.22
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
Class
I
6/30/26
50.03 0.43 16.92 17.35 (0.36) (4.23) (4.59) 62.79
6/30/25
56.31 0.50 6.18 6.68 (0.63) (12.33) (12.96) 50.03
6/30/24
47.85 0.37 8.54 8.91 (0.33) (0.12) (0.45) 56.31
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
36 .43% $ 26,269 1 .38% 1 .20% 0 .55% 96%
9 .85 22,750 1 .30 1 .20 0 .66 96
18 .36 22,385 1 .35 1 .20 0 .46 71
17 .62 20,932 1 .31 1 .20 0 .44 71
( 16 .01 ) 19,467 1 .33 1 .19 0 .20 58
35 .43 7,398 2 .12 1 .94 ( 0 .20 ) 96
9 .03 2,416 2 .05 1 .95 ( 0 .03 ) 96
17 .49 1,643 2 .10 1 .95 ( 0 .28 ) 71
16 .71 2,447 2 .06 1 .95 ( 0 .29 ) 71
( 16 .61 ) 3,933 2 .08 1 .94 ( 0 .57 ) 58
37 .11 22,828 0 .89 0 .71 1 .04 96
10 .28 7,232 0 .91 0 .81 1 .06 96
18 .83 5,970 0 .96 0 .81 0 .85 71
18 .06 5,879 0 .93 0 .82 0 .81 71
( 15 .68 ) 4,893 0 .94 0 .80 0 .59 58
36 .77 260,173 1 .13 0 .95 0 .80 96
10 .13 203,813 1 .05 0 .95 0 .91 96
18 .68 185,160 1 .10 0 .95 0 .72 71
17 .88 168,888 1 .06 0 .95 0 .69 71
( 15 .79 ) 145,461 1 .08 0 .94 0 .42 58

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
6/30/26
$ 31.84 $ 0.13 $ 10.99 $ 11.12 $ (0.16) $ (2.14) $ (2.30) $ 40.66
6/30/25
32.28 0.19 2.92 3.11 (0.38) (3.17) (3.55) 31.84
6/30/24
27.67 0.21 4.53 4.74 (0.07) (0.06) (0.13) 32.28
6/30/23
24.60 0.14 4.32 4.46 — (1.39) (1.39) 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
Class
C
6/30/26
25.17 (0.11) 8.60 8.49 — (2.14) (2.14) 31.52
6/30/25
26.10 (0.04) 2.39 2.35 (0.11) (3.17) (3.28) 25.17
6/30/24
22.50 (0.02) 3.68 3.66 — (0.06) (0.06) 26.10
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
Class
R6
6/30/26
33.38 0.29 11.54 11.83 (0.31) (2.14) (2.45) 42.76
6/30/25
33.71 0.39 3.00 3.39 (0.55) (3.17) (3.72) 33.38
6/30/24
28.87 0.35 4.75 5.10 (0.20) (0.06) (0.26) 33.71
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
Class
I
6/30/26
33.02 0.23 11.41 11.64 (0.25) (2.14) (2.39) 42.27
6/30/25
33.37 0.28 3.02 3.30 (0.48) (3.17) (3.65) 33.02
6/30/24
28.60 0.29 4.69 4.98 (0.15) (0.06) (0.21) 33.37
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
36 .38% $ 13,701 1 .31% 1 .28% 0 .38% 78%
9 .17 7,886 1 .35 1 .31 0 .60 64
(e)
17 .21 4,710 1 .42 1 .31 0 .70 81
18 .50 3,627 1 .41 1 .31 0 .53 39
( 10 .81 ) 3,003 1 .61 1 .30 0 .10 42
35 .39 2,598 2 .05 2 .03 ( 0 .39 ) 78
8 .38 828 2 .10 2 .06 ( 0 .16 ) 64
(e)
16 .31 386 2 .17 2 .06 ( 0 .07 ) 81
17 .65 426 2 .16 2 .06 ( 0 .20 ) 39
( 11 .48 ) 341 2 .36 2 .05 ( 0 .67 ) 42
36 .93 3,936 0 .92 0 .89 0 .78 78
9 .64 2,038 0 .94 0 .90 1 .07 64
(e)
17 .75 21,258 0 .97 0 .86 1 .15 81
18 .92 18,080 1 .06 0 .96 0 .88 39
( 10 .44 ) 16,015 1 .19 0 .88 0 .53 42
36 .69 112,010 1 .06 1 .03 0 .63 78
9 .45 80,377 1 .10 1 .06 0 .84 64
(e)
17 .48 73,600 1 .17 1 .06 0 .96 81
18 .82 63,397 1 .16 1 .06 0 .83 39
( 10 .57 ) 15,577 1 .36 1 .05 0 .34 42

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen
Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Large Cap Value Opportunities Fund
(“Large Cap Value Opportunities”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Small Cap Value Opportunities Fund (“Small Cap
Value Opportunities”) and Nuveen Small/Mid Cap Value Fund (“Small/Mid Cap Value”) and Nuveen Investment Trust II is comprised of Nuveen
International Value Fund (“International Value”), among others (each a “Fund” and collectively, the “Funds”). Nuveen Investment Trust and Nuveen
Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended June 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1%
if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Notes to Financial Statements
(continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Sub-transfer agent fees and similar fees are not charged to Class R6 Shares. Expenses directly attributable to a share class are recorded to that class. Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively, “12b-1 fees”).
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 77,747,934 $ 75,151,615 $ – $ 152,899,549
Convertible Preferred Securities 5,379,101 – – 5,379,101
Structured Notes – 4,328,558 – 4,328,558
$ 83,127,035 $ 79,480,173 $ – $ 162,607,208
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 117,687,654 $ 1,088,959,551 $ – $ 1,206,647,205
Investments Purchased with Collateral from Securities
Lending 8,239,900 – – 8,239,900
Short-Term Investments:
Repurchase Agreements – 13,872,600 – 13,872,600
$ 125,927,554 $ 1,102,832,151 $ – $ 1,228,759,705

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 70,466,791 $ – $ – $ 70,466,791
Investments Purchased with Collateral from Securities
Lending 38,284 – – 38,284
Short-Term Investments:
Repurchase Agreements – 2,075,000 – 2,075,000
$ 70,505,075 $ 2,075,000 $ – $ 72,580,075
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,225,767,191 $ – $ – $ 1,225,767,191
Investments Purchased with Collateral from Securities
Lending 10,181,727 – – 10,181,727
Short-Term Investments:
Repurchase Agreements – 28,209,431 – 28,209,431
$ 1,235,948,918 $ 28,209,431 $ – $ 1,264,158,349
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 313,490,841 $ – $ – $ 313,490,841
Investments Purchased with Collateral from Securities
Lending 5,476,939 – – 5,476,939
Short-Term Investments:
Repurchase Agreements – 3,256,924 – 3,256,924
$ 318,967,780 $ 3,256,924 $ – $ 322,224,704
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 126,426,993 $ – $ – $ 126,426,993
Investments Purchased with Collateral from Securities
Lending 2,550,419 – – 2,550,419
Short-Term Investments:
Repurchase Agreements – 5,958,814 – 5,958,814
$ 128,977,412 $ 5,958,814 $ – $ 134,936,226
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $ 13,872,600 $ (14,150,136)
Large Cap Value Opportunities Fixed Income Clearing Corporation 2,075,000 (2,116,577)
Multi Cap Value Fixed Income Clearing Corporation 28,209,431 (28,773,811)
Small Cap Value Opportunities Fixed Income Clearing Corporation 3,256,924 (3,322,290)
Small/Mid Cap Value Fixed Income Clearing Corporation 5,958,814 (6,078,213)

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Option Transactions:
During the current fiscal period, Global Equity Income, Large Cap Value Opportunities and Multi Cap Value wrote call options to manage risk and hedge against adverse movement in a security held in each portfolio.
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
International Value 5,531,829 8,239,900
Large Cap Value Opportunities 34,605 38,284
Multi Cap Value 9,708,220 10,181,727
Small Cap Value Opportunities 5,710,081 5,476,939
Small/Mid Cap Value 2,634,268 2,550,419
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Global Equity Income
$ 51,442,289 $ 51,423,238
International Value
1,282,790,683 354,076,700
Large Cap Value Opportunities
48,470,604 10,022,001
Multi Cap Value
746,832,322 242,482,942
Small Cap Value Opportunities
252,235,290 251,401,894
Small/Mid Cap Value
87,136,221 80,702,165

Notes to Financial Statements
(continued)
is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of outstanding options written during the current fiscal period, was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Written
Options Contracts Outstanding
*
Global Equity Income $ 584,500
Large Cap Value Opportunities –
**
Multi Cap Value –
**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in options contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Global Equity Income
Written options Equity $ 98,173 $ (17,955)
Multi Cap Value
Written options Equity 424,574 –
Large Cap Value Opportunities
Written options Equity 13,064 –

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
6/30/26
Year Ended
6/30/25
Global Equity Income Shares Value Shares Value
Subscriptions:
Class A 93,256 $4,115,439 38,544 $1,381,281
Class A - automatic conversion of Class C 108 4,217 84 2,951
Class C 4,522 199,594 1,675 61,600
Class I 139,469 6,114,613 82,857 2,942,908
Total subscriptions 237,355 10,433,863 123,160 4,388,740
Reinvestments of distributions:
Class A 49,160 2,164,435 44,713 1,662,842
Class C 159 6,975 235 8,699
Class I 29,695 1,307,891 26,109 968,924
Total reinvestments of distributions 79,014 3,479,301 71,057 2,640,465
Redemptions:
Class A (240,854) (10,373,977) (331,129) (11,792,532)
Class C (7,608) (325,302) (18,328) (650,867)
Class C - automatic conversion to Class A (108) (4,217) (84) (2,951)
Class I (139,271) (6,007,844) (185,950) (6,589,532)
Total redemptions (387,841) (16,711,340) (535,491) (19,035,882)
Net increase (decrease) (71,472) $(2,798,176) (341,274) $(12,006,677)
Year Ended
6/30/26
Year Ended
6/30/25
International Value Shares Value Shares Value
Subscriptions:
Class A 101,029 $3,682,730 148,130 $4,549,006
Class C 1,639 57,420 2,079 58,378
Class I 34,542,079 1,245,147,452 1,141,776 34,576,477
Total subscriptions 34,644,747 1,248,887,602 1,291,985 39,183,861
Reinvestments of distributions:
Class A 60 2,271 14,696 406,926
Class C — — 210 5,498
Class I 77,293 2,935,569 71,234 1,986,001
Total reinvestments of distributions 77,353 2,937,840 86,140 2,398,425
Redemptions:
Class A (123,749) (4,562,231) (208,806) (6,334,317)
Class C (2,630) (88,230) (6,155) (170,386)
Class I (8,140,382) (317,951,161) (760,708) (22,274,565)
Total redemptions (8,266,761) (322,601,622) (975,669) (28,779,268)
Net increase (decrease) 26,455,339 $929,223,820 402,456 $12,803,018

Notes to Financial Statements
(continued)
Year Ended
6/30/26
Year Ended
6/30/25
Large Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 630,109 $3,724,655 124,155 $616,678
Class C 380,081 1,614,082 23,998 85,491
Class I 6,527,335 40,997,718 216,709 1,112,643
Total subscriptions 7,537,525 46,336,455 364,862 1,814,812
Reinvestments of distributions:
Class A 107,605 599,361 104,389 520,510
Class C 36,193 144,077 24,643 90,442
Class I 187,194 1,056,971 150,210 756,707
Total reinvestments of distributions 330,992 1,800,409 279,242 1,367,659
Redemptions:
Class A (289,206) (1,624,505) (358,106) (1,755,240)
Class C (108,926) (465,748) (81,600) (295,137)
Class I (633,068) (3,835,715) (439,882) (2,253,051)
Total redemptions (1,031,200) (5,925,968) (879,588) (4,303,428)
Net increase (decrease) 6,837,317 $42,210,896 (235,484) $(1,120,957)
Year Ended
6/30/26
Year Ended
6/30/25
Multi Cap Value Shares Value Shares Value
Subscriptions:
Class A 303,007 $19,731,399 89,167 $4,848,599
Class C 63,235 3,714,260 57,994 2,921,760
Class I 8,361,531 538,337,672 2,224,091 121,288,214
Total subscriptions 8,727,773 561,783,331 2,371,252 129,058,573
Reinvestments of distributions:
Class A 14,378 907,378 13,361 731,956
Class C 1,940 112,570 701 35,759
Class I 229,134 14,659,309 145,483 8,051,930
Total reinvestments of distributions 245,452 15,679,257 159,545 8,819,645
Redemptions:
Class A (106,356) (6,870,608) (102,498) (5,521,838)
Class C (33,149) (1,970,183) (11,807) (592,085)
Class I (855,898) (57,962,252) (2,724,395) (151,167,241)
Total redemptions (995,403) (66,803,043) (2,838,700) (157,281,164)
Net increase (decrease) 7,977,822 $510,659,545 (307,903) $(19,402,946)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
6/30/26
Year Ended
6/30/25
Small Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 68,353 $3,446,895 95,445 $4,868,645
Class A - automatic conversion of Class C 2 115 136 6,334
Class C 101,225 3,941,118 41,484 1,567,772
Class R6 261,262 14,230,931 43,597 2,341,281
Class I 700,004 37,834,430 1,428,182 73,833,026
Total subscriptions 1,130,846 59,453,489 1,608,844 82,617,058
Reinvestments of distributions:
Class A 35,796 1,730,360 88,359 4,562,734
Class C 15,302 565,885 8,926 361,699
Class R6 18,289 962,969 17,905 998,814
Class I 354,538 18,256,460 762,599 41,732,354
Total reinvestments of distributions 423,925 21,515,674 877,789 47,655,601
Redemptions:
Class A (140,408) (7,080,999) (118,812) (6,254,476)
Class C (17,625) (693,993) (22,121) (923,792)
Class C - automatic conversion to Class A (3) (115) (173) (6,334)
Class R6 (65,798) (3,661,614) (24,077) (1,317,198)
Class I (984,623) (53,404,075) (1,405,135) (74,792,100)
Total redemptions (1,208,457) (64,840,796) (1,570,318) (83,293,900)
Net increase (decrease) 346,314 $16,128,367 916,315 $46,978,759
Year Ended
6/30/26
Year Ended
6/30/25
Small/Mid Cap Value Shares Value Shares Value
Subscriptions:
Class A 129,103 $4,573,874 125,799 $4,190,937
Class C 51,173 1,425,150 23,834 594,835
Class R6 45,223 1,741,561 257,947 9,206,892
Class I 931,094 34,084,476 905,457 30,245,369
Total subscriptions 1,156,593 41,825,061 1,313,037 44,238,033
Reinvestments of distributions:
Class A 16,161 549,632 19,364 649,784
Class C 4,012 105,743 1,904 50,568
Class R6 4,597 164,565 72,899 2,559,739
Class I 162,946 5,763,680 222,370 7,732,272
Total reinvestments of distributions 187,716 6,583,620 316,537 10,992,363
Redemptions:
Class A (55,989) (1,950,503) (43,368) (1,372,218)
Class C (5,652) (157,839) (7,603) (192,297)
Class R6 (18,813) (708,525) (900,422) (31,410,392)
Class I (878,374) (31,965,801) (898,994) (30,478,978)
Total redemptions (958,828) (34,782,668) (1,850,387) (63,453,885)
Net increase (decrease) 385,481 $13,626,013 (220,813) $(8,223,489)

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, securities litigation settlements and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 106,841,025 $ 59,606,445 $ (3,840,262) $ 55,766,183
International Value
1,050,574,254 222,598,021 (44,412,570) 178,185,451
Large Cap Value Opportunities
56,985,105 16,361,339 (766,369) 15,594,970
Multi Cap Value
971,352,141 310,631,182 (17,824,974) 292,806,208
Small Cap Value Opportunities
260,118,858 70,461,383 (8,355,537) 62,105,846
Small/Mid Cap Value
105,930,662 33,072,438 (4,066,874) 29,005,564
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,564,907 $ 5,645,651 $ 55,774,694 $ (212,096,983) $ — $ (1,458,491) $ (150,570,222)
International Value
19,973,992 — 178,178,126 (189,717,148) — — 8,434,970
Large Cap Value Opportunities
639,673 2,295,694 15,594,970 — — — 18,530,337
Multi Cap Value
19,641,276 37,841,949 292,806,208 — — (15,981) 350,273,452
Small Cap Value Opportunities
18,038,136 19,777,330 62,105,846 — — — 99,921,312
Small/Mid Cap Value
3,539,644 10,855,498 29,005,564 — — — 43,400,706
6/30/26 6/30/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Global Equity Income
$ 3,667,086 $ — $ 2,793,470 $ —
International Value
2,943,705 — 2,485,744 —
Large Cap Value Opportunities
358,151 1,548,943 518,790 912,632
Multi Cap Value
11,335,960 4,533,405 8,956,813 —
Small Cap Value Opportunities
1,767,745 21,176,043 2,671,891 47,222,281
Small/Mid Cap Value
710,603 5,924,167 2,415,436 8,629,107
Fund Short-Term Long-Term Total
Global Equity Income
1
$ 3,115,047 $ 208,981,936 $ 212,096,983
International Value 5,325,161 184,391,987 189,717,148
Large Cap Value Opportunities — — —
Multi Cap Value — — —
Small Cap Value Opportunities — — —
Small/Mid Cap Value — — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next thirteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the fund-level and complex-level fee for each Fund was as follows:
Fund
Utilized
Global Equity Income
$ 7,304,397
International Value
8,301,621
Large Cap Value Opportunities
—
Multi Cap Value
—
Small Cap Value Opportunities
—
Small/Mid Cap Value
—
Average Daily Net Assets
Global
Equity
Income
International
Value
Large Cap
Value
Opportunities
Multi Cap
Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
For the first $125 million 0.5500% 0.5500% 0.5000% 0.5500% 0.6500% 0.6000%
For the next $125 million 0.5375 0.5375 0.4875 0.5375 0.6375 0.5875
For the next $250 million 0.5250 0.5250 0.4750 0.5250 0.6250 0.5750
For the next $500 million 0.5125 0.5125 0.4625 0.5125 0.6125 0.5625
For the next $1 billion 0.5000 0.5000 0.4500 0.5000 0.6000 0.5500
For the next $3 billion 0.4750 0.4750 0.4250 0.4750 0.5750 0.5250
For the next $2.5 billion 0.4500 0.4500 0.4000 0.4500 0.5500 0.5000
For the next $2.5 billion 0.4375 0.4375 0.3875 0.4375 0.5375 0.4875
For net assets over $10 billion 0.4250 0.4250 0.3750 0.4250 0.5250 0.4750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Global Equity Income
0 .5469% 0 .1544% 0 .7013%

Notes to Financial Statements
(continued)
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
International Value
0 .5192% 0 .1544% 0 .6736%
Large Cap Value Opportunities
0 .5000 0 .1544 0 .6544
Multi Cap Value
0 .5187 0 .1544 0 .6731
Small Cap Value Opportunities
0 .6339 0 .1544 0 .7883
Small/Mid Cap Value
0 .5995 0 .1544 0 .7539
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2028 N/A
International Value 0.94 July 31, 2028 N/A
Large Cap Value Opportunities 0.79 July 31, 2028 1.35%
Multi Cap Value 0.94 July 31, 2028 N/A
Small Cap Value Opportunities 0.99 July 31, 2028 1.50%
Small/Mid Cap Value 0.95* July 31, 2028 1.45%
N/A - Not Applicable.
*   Effective May 1, 2026, the Fund's temporary expense cap changed from 1.10% to 0.95%.
Fund
Value
Global Equity Income
$ 24,368
International Value
348,857
Large Cap Value Opportunities
11,984
Multi Cap Value
618,460
Small Cap Value Opportunities
703,913
Small/Mid Cap Value
137,732
Fund
Purchases Sales
Realized
Gain (Loss)
Global Equity Income
$ — $ — $ —
International Value
188,411,839 — —

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Large Cap Value Opportunities
$ — $ — $ —
Multi Cap Value
— 3,746,645 1,730,393
Small Cap Value Opportunities
— 668,962 115,662
Small/Mid Cap Value
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Equity Income
$ 29,827 $ 27,407
International Value
21,980 19,301
Large Cap Value Opportunities
9,205 8,463
Multi Cap Value
63,511 55,953
Small Cap Value Opportunities
13,383 11,935
Small/Mid Cap Value
30,320 27,672
Fund
Commission
Advances
Global Equity Income
$ 8,732
International Value
480
Large Cap Value Opportunities
18,119
Multi Cap Value
36,554
Small Cap Value Opportunities
40,703
Small/Mid Cap Value
22,154
Fund
12b-1 Fees
Retained
Global Equity Income
$ 217
International Value
116
Large Cap Value Opportunities
5,590
Multi Cap Value
25,268
Small Cap Value Opportunities
27,317
Small/Mid Cap Value
6,977

Notes to Financial Statements
(continued)
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
CDSC
Retained
Global Equity Income
$ 69
International Value
—
Large Cap Value Opportunities
5
Multi Cap Value
611
Small Cap Value Opportunities
1,321
Small/Mid Cap Value
5,346
Underlying Fund
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
International Value 82% 4% 2% 88%
Fund Nuveen Owned Shares
Small Cap Value Opportunities -%*
Small/Mid Cap Value -%*
*Rounds to less than 1%.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Global Equity Income
$ —
International Value
—
Large Cap Value Opportunities
1,660,997
Multi Cap Value
5,412,790
Small Cap Value Opportunities
22,278,452
Small/Mid Cap Value
6,751,480
Fund Percentage
Global Equity Income
36 .6%
International Value
–
Large Cap Value Opportunities
98 .8
Multi Cap Value
70 .5
Small Cap Value Opportunities
100 .0
Small/Mid Cap Value
100 .0
Fund Percentage
Global Equity Income
100 .0%
International Value
100 .0
Large Cap Value Opportunities
100 .0
Multi Cap Value
92 .8
Small Cap Value Opportunities
100 .0
Small/Mid Cap Value
100 .0

Important Tax Information
(continued)
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Global Equity Income
— % — %
International Value
6 .1 —
Large Cap Value Opportunities
3 .7 —
Multi Cap Value
15 .6 —
Small Cap Value Opportunities
12 .7 —
Small/Mid Cap Value
11 .1 —
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Equity Income
$ — $ — $ — $ —
International Value
20,715,341 0.67803 1,288,850 0.04218
Large Cap Value Opportunities
— — — —
Multi Cap Value
— — — —
Small Cap Value Opportunities
— — — —
Small/Mid Cap Value
— — — —
Fund Percentage
Global Equity Income
– %
International Value
6 .7
Large Cap Value Opportunities
3 .5
Multi Cap Value
5 .9
Small Cap Value Opportunities
11 .3
Small/Mid Cap Value
10 .3

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Global Equity Income Fund

Nuveen International Value Fund

Nuveen Large Cap Value Opportunities Fund

Nuveen Multi Cap Value Fund

Nuveen Small Cap Value Opportunities Fund

Nuveen Small/Mid Cap Value Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board,” and each Trustee, a “Board Member”) of Nuveen Investment Trust and Nuveen Investment Trust II approved, for each of their respective applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

2

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

4

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Global Equity Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

6

Nuveen International Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Second Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	First Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of peers in the Expense Group limiting some of the value of the quartile rankings.

Nuveen Large Cap Value Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

Nuveen Multi Cap Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	Third Quartile	Fourth Quartile

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•• The Board considered, among other things, the Fund’s investment allocations pursuant to its investment strategy that contribute to the pricing for the Fund.

Nuveen Small Cap Value Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

Nuveen Small/Mid-Cap Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Second Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

•• The Board considered that management agreed to reduce and extend the Fund’s temporary expense cap.

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

8

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

9

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)